Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Natural gas portfolios, minimum % rate	25.00%
Natural gas portfolios, maximum % rate	35.00%
Senior Notes, 4.45%, Due 2020 [Member]
Derivative [Line Items]
Notional amount	$ 100,000,000
Senior notes, 3.875%, Due 2022 [Member]
Derivative [Line Items]
Notes payable	250,000,000
Debt instrument interest rate	3.875%
Issuance of fixed rate debt (in years)	10 years
Agreement settlement paid	$ 21,800,000
Minimum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	Jan. 01, 2014
Maximum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	Mar. 01, 2016